UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                 811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	11/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.8%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.50	7/1/19	29,250,000	30,099,566
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	5,575,920
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	10,549,500
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,244,955
Alaska International Airports
System, Revenue (Insured;
AMBAC)	5.75	10/1/12	4,500,000 a	5,022,765
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	6.50	12/1/15	6,135,000	7,100,066
Arizona--2.7%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	5,924,022
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	28,570,000	21,087,660
Arizona Health Facilities
Authority, Revenue (Banner

Health)	6.00	1/1/30	10,000,000	9,435,600
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	8,682,930
California--10.6%
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	4,581,801
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	5,980,240
California Department of Water
Resources, Power Supply Revenue	5.13	5/1/12	20,500,000 a	22,750,490
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	1,280,000 a	1,417,210
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	60,000 a	66,432
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,725,308
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	16,791,677
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	15,085,000	12,367,437
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	10,000,000	8,751,350
California Public Works Board,

LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,481,542
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	7,487,122
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	6,486,749
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	10,251,109
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000 b	10,660,200
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 a	31,307,741
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,000,000	3,034,650
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	10,000,000	5,652,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,575,000	4,775,886
San Mateo County Community College
District, GO (Insured; MBIA,
Inc.)	0.00	9/1/25	10,000,000 b	3,618,400
Colorado--.3%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000	5,506,097
Delaware--.7%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware

Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,066,125
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	7,245,000 c	7,103,578
District of Columbia--.6%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	7,920,000	5,734,476
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	4,038,004
Florida--4.6%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	10,772,357
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	9,120,000	7,184,508
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	12,768,600
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/16	265,000 a	295,427
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000	4,604,976
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	8,845,593
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000 a	2,349,588
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,402,935

Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,016,962
Georgia--5.3%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,245,000	4,023,475
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.25	10/1/39	15,125,000	14,314,829
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	3,600,000	2,433,474
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000	12,068,277
Georgia,
GO	5.80	11/1/09	19,580,000 a	20,807,274
Georgia,
GO	5.80	11/1/09	20,000,000 a	21,253,600
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/14	5,100,000 a	5,871,579
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 a	6,691,770
Hawaii--.9%
Hawaii,
GO (Insured; FSA)	5.80	9/1/09	14,000,000 a	14,634,690
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,195,000	8,197,663
Power County Industrial
Development Corporation, SWDR

(FMC Corporation Project)	6.45	8/1/32	8,625,000	6,196,200
Illinois--4.7%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	14,933,100
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000	20,346,804
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA,
Inc.)	5.25	1/1/27	1,000,000	789,555
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	12,000,000	4,812,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/14	22,310,000 a	25,330,551
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000 a	10,817,900
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	6,074,285
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	11,878,430
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,571,990
Louisiana--.2%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	2,961,800

Maryland--1.2%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	8,744,950
Maryland Economic Development
Corporation, Student Housing
Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000	6,443,837
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	5.25	7/1/38	5,000,000	4,925,850
Massachusetts--2.1%
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/24	12,000,000	12,191,340
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	7,000,000	6,826,330
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	4,675,594
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/13	10,000,000	10,467,600
Michigan--1.2%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	5,936,250
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,105,000	3,368,973
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	15,650,000	9,925,699
Minnesota--.1%
Shakopee Health Care Facilities,

Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	2,126,460
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	5,335,000	5,342,469
Missouri--1.2%
Missouri Highways and
Transportation Commission,
First Lien State Road Revenue	5.00	5/1/26	1,800,000	1,789,605
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	10,338,600
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA, Inc.)	5.63	7/1/11	5,000,000 a	5,448,175
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA, Inc.)	5.63	7/1/11	2,500,000 a	2,724,088
Nebraska--2.4%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	40,137,411
Nevada--.7%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	1,761,990
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	9,078,075
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	15,500,000	14,313,940
New Jersey--8.4%
Camden County Improvement

Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	8,104,058
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	8,231,914
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	8,000,000	5,518,000
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; MBIA, Inc.)	6.40	5/1/32	39,140,000	36,731,520
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	10,000,000	9,258,800
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	15,000,000 a	16,029,450
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,519,614
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	13,442,836
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	13,786,899
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	3,000,000 a	3,514,560
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	12,065,000 a	14,256,004
New Mexico--.6%

New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) (Insured; MBIA,
Inc.)	5.25	6/15/20	8,000,000	8,216,400
New Mexico Mortgage Financing
Authority	6.80	1/1/26	830,000	866,682
New York--16.5%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	25,000,000 d,e	23,457,875
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000	9,020,250
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	11,133,850
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	29,185,467
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	18,037,136
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	7,173,045
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,050,350
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	8,588,500
New York City,
GO	5.75	3/1/13	5,505,000 a	6,241,101
New York City,
GO	5.75	3/1/18	7,800,000	8,298,264
New York City,
GO	5.25	8/15/24	18,500,000	17,940,375
New York City,

GO (Insured; MBIA, Inc.)	5.50	5/15/09	11,180,000 a	11,527,251
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	8,389,632
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000	10,086,860
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,210,000	9,419,893
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,150,000 a	2,279,892
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	9,910,000 a	10,508,713
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	5/1/10	29,100,000 a,d,e	30,987,281
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/23	13,000,000	13,003,640
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,895,000	1,986,453
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA, Inc.)	5.75	7/1/27	9,500,000	9,966,545
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	3,859,950
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center

Obligated Group)	6.25	12/1/37	6,500,000	4,837,625
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	10,000,000 a	10,041,900
North Carolina--.1%
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,115,000	1,138,337
Ohio--.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	22,435,000	15,385,923
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,128,900
Oregon--.4%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	6,000,000	5,958,360
Pennsylvania--.5%
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	12,000,000	7,541,400
South Carolina--1.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 a	4,544,940
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	14,524,725
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,315,000	1,344,528
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	715,000	714,946

Tennessee--1.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	7,089,745
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/25	10,000,000	6,755,700
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	19,485,000	12,724,290
Texas--9.9%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	5,000,000	1,839,150
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	9,000,000	6,469,110
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	3,326,876
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	4,864,959
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	15,063,746
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	9,901,350
Harris County Health Facilities
Development Corporation, HR

(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,056,980
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,845,000	1,907,029
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	1,072,790
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	10,000,000	6,830,800
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	3,726,326
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	18,075,000	18,132,478
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/12	2,470,000 a	2,688,867
North Texas Tollway Authority,
First Tier System Revenue	5.75	1/1/40	15,000,000	12,685,350
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	8,347,600
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,400,000	2,463,840
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA, Inc.)	5.75	2/15/14	9,470,000	10,630,359
Texas Transportation Commission,

State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	19,567,800
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	11,011,920
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,202,363
Tyler Health Facilities
Development Corporation, HR
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.38	11/1/37	20,000,000	13,133,600
Utah--.7%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	11,000,000	10,978,330
Virginia--1.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,535,325
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	10,000,000 a	10,777,150
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; MBIA, Inc.)	5.15	7/1/20	5,210,000	5,424,626
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	6,862,144
Washington--2.4%
Bellevue,
Limited Tax GO (New City
Building) (Insured; MBIA, Inc.)	5.50	12/1/39	12,000,000	11,826,180
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;

FSA)	5.50	3/1/13	11,585,000	12,074,756
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	15,999,368
West Virginia--.8%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	10,000,000	7,092,900
West Virginia,
Infrastructure GO (Insured;
FGIC)	6.50	11/1/16	2,600,000 a	3,193,112
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,440,108
Wisconsin--2.3%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	25,000,000	24,608,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	7,408,505
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 a	5,289,900
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	718,400
U.S. Related--2.3%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	7,000,000	5,536,370
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 a	21,439,866
Puerto Rico Infrastructure

Financing Authority, Special
Obligation Bonds	5.50	10/1/32	7,000,000	6,999,440
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 b	3,035,448
Total Long-Term Municipal Investments
(cost $1,761,936,628)				1,603,690,536
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia--.1%
District of Columbia,
Multimodal Revenue
(Medlantic/Helix Issue) (LOC;
Wachovia Bank)	1.40	12/1/08	1,500,000 f	1,500,000
Florida--.6%
Florida Municipal Power Agency,
Revenue, Refunding
(All-Requirements Power Supply
Project) (LOC; Bank of America)	0.90	12/1/08	4,400,000 f	4,400,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.85	12/1/08	5,600,000 f	5,600,000
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.70	12/1/08	3,825,000 f	3,825,000
Maryland--.3%
Maryland Economic Development
Corporation, EDR, Refunding
(United States Pharmacopeial
Convention, Inc. Project)
(LOC; Bank of America)	0.90	12/1/08	4,300,000 f	4,300,000
Minnesota--.2%
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica,
Inc.) (LOC; Marshall and Isley
Bank)	2.05	12/1/08	2,900,000 f	2,900,000

New York--.6%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.00	12/1/08	9,700,000 f	9,700,000
North Carolina--.1%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wachovia Bank)	2.45	12/1/08	2,000,000 f	2,000,000
Pennsylvania--.7%
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Liquidity Facility;
Citizens Bank of Pennsylvania)	1.15	12/1/08	3,700,000 f	3,700,000
Montgomery County Industrial
Development Authority, PCR,
Refunding (Exelon Generating
Company, LLC Project) (LOC;
Wachovia Bank)	3.00	12/7/08	8,450,000 f	8,450,000
Total Short-Term Municipal Investments
(cost $46,375,000)				46,375,000
Total Investments (cost $1,808,311,628)			100.5%	1,650,065,536
Liabilities, Less Cash and Receivables			(.5%)	(8,724,484)
Net Assets			100.0%	1,641,341,052

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Purchased on a delayed delivery basis.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $54,445,156 or 3.3% of net assets.
e Collateral for floating rate borrowings.
f Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,808,311,628. Net unrealized depreciation on investments was $158,246,092 of which $45,055,519 related to appreciated investment securities and $203,301,611 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit

LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	1,650,065,536		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,650,065,536		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus High Income Fund
November 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--91.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.6%
MOOG,
Sr. Sub. Notes	7.25	6/15/18	1,000,000 a	775,000
Auto Related--2.3%
Goodyear Tire & Rubber,
Gtd. Notes	6.68	12/1/09	2,500,000 b	2,225,000
Goodyear Tire & Rubber,
Sr. Unscd. Notes	7.86	8/15/11	1,000,000	735,000
				2,960,000
Broadcasting & Media--2.0%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,250,000	731,250
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	500,000	497,345
Lamar Media,
Gtd. Notes, Ser. C	6.63	8/15/15	500,000	365,000
Lamar Media,
Gtd. Notes	6.63	8/15/15	500,000	365,000
Salem Communications Holding,
Gtd. Notes	7.75	12/15/10	1,000,000	625,000
				2,583,595
Cable & Media--9.1%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	2,250,000 b	1,856,250
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.33	4/1/09	1,500,000 b	1,473,750
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	300,000	298,094
Comcast,
Gtd. Notes	5.12	7/14/09	1,000,000 b	965,352
DirecTV Holdings/Financing,
Gtd. Notes	8.38	3/15/13	1,000,000	925,000
Echostar DBS,
Gtd. Notes	6.63	10/1/14	1,500,000	1,076,250
Echostar DBS,
Gtd. Notes	7.13	2/1/16	500,000	357,500
Intelsat,

Sr. Unscd. Notes	9.25	6/15/16	1,000,000 a	840,000
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	400,000	286,000
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	500,000	412,500
Time Warner,
Gtd. Notes	2.41	11/13/09	900,000 b	839,794
Videotron,
Gtd. Notes	9.13	4/15/18	1,150,000 a	1,017,750
Virgin Media Finance,
Gtd. Notes	9.13	8/15/16	1,500,000	1,065,000
				11,413,240
Chemicals--1.4%
Airgas,
Gtd. Notes	7.13	10/1/18	700,000 a	561,750
Nalco,
Gtd. Notes	8.88	11/15/13	1,500,000	1,207,500
				1,769,250
Consumer Products--2.6%
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,300,000	1,157,000
Jarden,
Gtd. Notes	7.50	5/1/17	500,000	327,500
Leslie's Poolmart,
Sr. Unscd. Notes	7.75	2/1/13	1,500,000	1,117,500
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	725,000
				3,327,000
Environmental Control--2.7%
Allied Waste North America,
Sr. Scd. Notes	6.38	4/15/11	500,000	468,750
Allied Waste North America,
Sr. Scd. Notes	7.88	4/15/13	500,000	470,000
Casella Waste Systems,
Gtd. Notes	9.75	2/1/13	2,000,000	1,750,000
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,000,000	765,000
				3,453,750
Food & Beverages--3.7%
Constellation Brands,
Gtd. Notes	7.25	9/1/16	1,000,000	835,000
Constellation Brands,
Gtd. Notes	7.25	5/15/17	1,500,000	1,252,500

Del Monte,
Gtd. Notes	8.63	12/15/12	500,000 b	455,000
Michael Foods,
Gtd. Notes	8.00	11/15/13	1,750,000	1,496,250
Pinnacle Foods Finance,
Gtd. Notes	9.25	4/1/15	1,000,000	665,000
				4,703,750
Food & Drugs--1.0%
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	750,000	603,750
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	750,000	656,250
				1,260,000
Gaming--2.6%
Chukchansi Economic Development
Authority, Sr. Unscd. Notes	6.10	11/15/12	500,000 a,b	232,500
Mohegan Tribal Gaming,
Gtd. Notes	6.38	7/15/09	500,000	422,500
Mohegan Tribal Gaming,
Gtd. Notes	6.88	2/15/15	150,000	81,000
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	250,000	166,250
Penn National Gaming,
Gtd. Notes	6.88	12/1/11	500,000	452,500
Pinnacle Entertainment,
Gtd. Notes	8.25	3/15/12	500,000	367,500
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,000,000	675,000
Shuffle Master,
Sr. Unscd. Notes	1.25	4/15/24	1,000,000	867,500
				3,264,750
Health Care--12.5%
Advanced Medical Optics,
Sr. Sub. Notes	3.25	8/1/26	800,000	308,000
Advanced Medical Optics,
Gtd. Notes	7.50	5/1/17	1,000,000	555,000
Biomet
Gtd. Notes	10.00	10/15/17	1,000,000	905,000
Carriage Services,
Gtd. Notes	7.88	1/15/15	750,000	603,750
Community Health Systems,
Gtd. Notes	8.88	7/15/15	1,750,000	1,413,125
DaVita,

Gtd. Notes	7.25	3/15/15	2,250,000	1,957,500
DJO Finance,
Gtd. Notes	10.88	11/15/14	1,250,000	918,750
HCA,
Sr. Unscd. Notes	6.75	7/15/13	500,000	322,500
HCA,
Sr. Scd. Notes	9.25	11/15/16	2,250,000	1,833,750
Health Management Associates,
Sr. Unscd. Notes	6.13	4/15/16	400,000	241,000
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	607,500
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,250,000	912,500
Service Corp. International,
Sr. Unscd. Notes	6.75	4/1/16	500,000 b	380,000
Stewart Enterprises,
Gtd. Notes	6.25	2/15/13	600,000 b	489,000
United Surgical Partners,
Gtd. Notes	8.88	5/1/17	1,250,000	825,000
Universal Hospital Services,
Sr. Scd. Notes	6.30	6/1/15	2,000,000 b	1,310,000
Vanguard Health Holding II,
Gtd. Notes	9.00	10/1/14	1,000,000	805,000
Warner Chilcott,
Gtd. Notes	8.75	2/1/15	1,500,000 b	1,331,250
				15,718,625
Investment Companies--.2%
Nuveen Investments,
Sr. Notes	10.50	11/15/15	750,000 a	233,437
Manufacturing--1.5%
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,500,000 b	1,095,000
SPX,
Sr. Unscd. Notes	7.63	12/15/14	1,000,000 a	816,250
				1,911,250
Media/Diversified & Services--4.0%
Hughes Network Systems,
Gtd. Notes	9.50	4/15/14	2,500,000	2,075,000
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,000,000	810,000
Intelsat Subsidiary Holding,
Sr. Unscd. Notes	8.50	1/15/13	250,000 a	215,000
Quebecor Media,

Sr. Unscd. Notes	7.75	3/15/16	400,000	270,000
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	1,750,000	1,181,250
VIACOM,
Sr. Unscd. Notes	3.17	6/16/09	500,000 b	478,087
				5,029,337
Mining & Metals--.6%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	1,000,000 b	810,000
Non Food & Drug--.3%
Sally Holdings,
Gtd. Notes	9.25	11/15/14	500,000	380,000
Oil & Gas--8.2%
Berry Petroleum,
Sr. Sub. Notes	8.25	11/1/16	1,050,000	666,750
Complete Production Services,
Gtd. Notes	8.00	12/15/16	1,250,000	793,750
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	1,500,000	622,500
Denbury Resources,
Gtd. Notes	7.50	4/1/13	500,000	370,000
Denbury Resources,
Gtd. Notes	7.50	12/15/15	1,000,000	690,000
Encore Acquisition,
Gtd. Notes	6.00	7/15/15	1,000,000	665,000
Encore Acquisition,
Gtd. Notes	6.25	4/15/14	750,000	521,250
Exco Resources,
Gtd. Notes	7.25	1/15/11	500,000	387,500
Key Energy Services,
Gtd. Notes	8.38	12/1/14	1,000,000	702,500
Mariner Energy,
Gtd. Notes	8.00	5/15/17	1,000,000	540,000
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	500,000	385,000
Petroplus Finance,
Gtd. Notes	7.00	5/1/17	2,250,000 a	1,406,250
QuickSilver Resources,
Gtd. Notes	8.25	8/1/15	250,000	162,500
Range Resources,
Gtd. Notes	7.25	5/1/18	1,500,000	1,198,125
Sandridge Energy,
Sr. Unscd. Notes	8.00	6/1/18	1,000,000 a	645,000

W&T Offshore,
Gtd. Notes	8.25	6/15/14	1,000,000 a	625,000
				10,381,125
Packaging & Containers--3.2%
BWAY,
Gtd. Notes	10.00	10/15/10	1,000,000 b	865,000
Crown Americas,
Gtd. Notes	7.63	11/15/13	250,000	232,500
Greif,
Gtd. Notes	6.75	2/1/17	1,000,000	845,000
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	500,000	437,500
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	1,050,000	992,250
Silgan Holdings,
Sr. Sub. Notes	6.75	11/15/13	750,000	656,250
				4,028,500
Paper & Forest Products--2.0%
Domtar,
Gtd. Notes	7.88	10/15/11	500,000	410,000
Graphic Packaging International,
Gtd. Notes	8.50	8/15/11	1,000,000	825,000
NewPage,
Sr. Scd. Notes	10.00	5/1/12	650,000	354,250
Rock-Tenn,
Sr. Unscd. Notes	8.20	8/15/11	500,000	462,500
Rock-Tenn,
Gtd. Notes	9.25	3/15/16	500,000 a	432,500
				2,484,250
Restaurants--.4%
Seminole Hard Rock Entertainment,
Sr. Scd. Notes	5.32	3/15/14	1,000,000 a,b	535,000
Support Services--8.0%
Aramark,
Gtd. Notes	8.50	2/1/15	3,250,000	2,713,750
Corrections Corp. of America,
Gtd. Notes	7.50	5/1/11	2,000,000	1,910,000
Education Management,
Gtd. Notes	10.25	6/1/16	1,000,000	700,000
FTI Consulting,
Gtd. Notes	7.75	10/1/16	1,250,000	1,081,250
Iron Mountain,
Gtd. Notes	7.75	1/15/15	1,000,000	845,000

Iron Mountain,
Gtd. Notes	8.63	4/1/13	500,000	453,750
L-1 Identity Solutions I,
Sr. Unscd. Notes	3.75	5/15/27	650,000	337,188
Mac-Gray,
Sr. Unscd. Notes	7.63	8/15/15	1,250,000	1,156,250
Verifone Holdings,
Sr. Unscd. Notes	1.38	6/15/12	750,000 a	355,312
West,
Gtd. Notes	9.50	10/15/14	1,050,000	561,750
				10,114,250
Technology--3.2%
Celestica,
Sr. Sub. Notes	7.63	7/1/13	500,000	372,500
Celestica,
Sr. Sub. Notes	7.88	7/1/11	500,000	427,500
Flextronics International,
Sr. Sub. Notes	6.50	5/15/13	500,000	392,500
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,170,000
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	1,250,000	731,250
Sungard Data Systems,
Sr. Unscd. Notes	10.63	5/15/15	500,000 a	387,500
Syniverse Technologies,
Gtd. Notes, Ser. B	7.75	8/15/13	1,000,000	585,000
				4,066,250
Telecommunications--8.8%
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	500,000 b	497,500
Centennial Communications,
Sr. Notes	9.63	1/1/13	1,000,000 b	940,000
Centennial Communications,
Sr. Unscd. Notes	10.00	1/1/13	500,000	505,000
Cincinnati Bell,
Gtd. Notes	8.38	1/15/14	1,250,000	929,688
Frontier Communications,
Sr. Unscd. Notes	6.25	1/15/13	500,000	393,750
Frontier Communications,
Sr. Unscd. Notes	6.63	3/15/15	1,200,000	786,000
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	3,500,000 a	2,555,000
Qwest Capital Funding,

Gtd. Notes	7.25	2/15/11	2,300,000	1,782,500
Qwest Communications,
Sr. Unscd. Notes	3.50	11/15/25	550,000	446,875
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	500,000 b	415,000
Windstream,
Gtd. Notes	7.00	3/15/19	2,000,000	1,395,000
Windstream,
Gtd. Notes	8.63	8/1/16	500,000	392,500
				11,038,813
Textiles & Apparel--.7%
Warnaco,
Sr. Unscd. Notes	8.88	6/15/13	1,000,000	922,500
Transportation--1.6%
Bristow Group,
Gtd. Notes	6.13	6/15/13	500,000	367,500
Bristow Group,
Gtd. Notes	7.50	9/15/17	1,000,000	695,000
Gulfmark Offshore,
Sr. Unscd. Notes	7.75	7/15/14	1,250,000 b	912,500
				1,975,000
Utilities--8.7%
Dynegy Holdings,
Sr. Unscd. Notes	6.88	4/1/11	1,000,000	827,500
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	1,000,000	755,000
Edison Mission Energy,
Sr. Unscd. Notes	7.20	5/15/19	1,500,000	1,102,500
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	500,000	358,496
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	2,000,000	1,400,000
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	1,000,000 a	650,000
Inergy,
Sr. Unscd. Notes	6.88	12/15/14	1,500,000	1,098,750
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	1,500,000 a	1,147,500
MarkWest Energy Partners,
Gtd. Notes, Ser. B	8.75	4/15/18	1,750,000	1,111,250
NRG Energy,
Gtd. Notes	7.38	2/1/16	2,500,000	2,037,500
Texas Computer Electric Holdings,

Gtd. Notes	10.50	11/1/15	750,000 a	483,750
				10,972,246
Total Bonds and Notes
(cost $151,730,327)				116,110,918

Preferred Stocks--.0%			Shares	Value ($)

Broadcasting & Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $738)			1	46

Other Investment--6.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,697,000)			7,697,000 [c]	7,697,000

Total Investments (cost $159,428,065)			98.0%	123,807,964
Cash and Receivables (Net)			2.0%	2,519,165
Net Assets			100.0%	126,327,129

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $13,914,499 or 11.0% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30 2008, the aggregate cost of investment securities for income tax purposes was $159,428,065. Net unrealized depreciation on investments was $35,620,101 of which $26,518 related to appreciated investment securities and $35,646,619 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	7,697,000		0

Level 2 - Other Significant Observable Inputs	116,110,964		0

Level 3 - Significant Unobservable Inputs	0		0

Total	123,807,964		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)